Assets by Contractual Maturity - Summary of Assets By Contractual Maturity (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks		€ 21,989	€ 18,144	€ 21,458
Loans and advances to banks		28,811	28,858	29,988
Financial assets at fair value through profit or loss
- trading assets		116,748	114,504
- non-tradingderivatives		2,231	2,490
- designated as at fair value through profit or loss		4,242	5,099
Investments
- available-for-sale		69,730	82,912
- held-to-maturity		9,343	8,751
Loans and advances to customers		571,909	560,154
Intangible assets		1,469	1,484
Other assets	[1]	14,517	16,677
Remaining assets (for which maturities are not applicable)	[2]	2,889	3,143
Total assets		843,878	842,216	€ 1,002,228
Less than 1 month [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks	[3]	21,989	18,144
Loans and advances to banks	[3]	13,929	14,638
Financial assets at fair value through profit or loss
- trading assets	[3]	63,857	47,218
- non-tradingderivatives	[3]	124	28
- designated as at fair value through profit or loss	[3]	488	326
Investments
- available-for-sale	[3]	1,319	2,713
- held-to-maturity	[3]	1,020
Loans and advances to customers	[3]	62,842	56,151
Other assets	[1],[3]	8,520	10,179
Total assets	[3]	174,088	149,397
1-3 months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks		5,137	4,373
Financial assets at fair value through profit or loss
- trading assets		14,016	19,236
- non-tradingderivatives		147	29
- designated as at fair value through profit or loss		967	1,440
Investments
- available-for-sale		2,313	3,543
- held-to-maturity		127	166
Loans and advances to customers		18,414	17,187
Other assets	[1]	1,517	1,776
Total assets		42,638	47,750
3-12 months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks		5,224	5,414
Financial assets at fair value through profit or loss
- trading assets		12,667	13,722
- non-tradingderivatives		213	85
- designated as at fair value through profit or loss		1,839	1,996
Investments
- available-for-sale		4,301	6,020
- held-to-maturity		657	2,374
Loans and advances to customers		40,350	42,515
Intangible assets		92	145
Other assets	[1]	2,479	2,721
Total assets		67,822	74,992
3-12 months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks		3,931	3,779
Financial assets at fair value through profit or loss
- trading assets		12,619	16,967
- non-tradingderivatives		789	793
- designated as at fair value through profit or loss		351	769
Investments
- available-for-sale		31,852	36,838
- held-to-maturity		2,975	3,360
Loans and advances to customers		163,360	162,805
Intangible assets		367	290
Other assets	[1]	1,157	855
Total assets		217,401	226,456
1-5 years [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks		590	654
Financial assets at fair value through profit or loss
- trading assets		13,589	17,361
- non-tradingderivatives		958	1,555
- designated as at fair value through profit or loss		597	568
Investments
- available-for-sale		25,962	29,775
- held-to-maturity		4,564	2,851
Loans and advances to customers		286,943	281,496
Other assets	[1]	535	850
Total assets		333,738	335,110
Maturity not applicable [member]
Investments
- available-for-sale		3,983	4,023
Intangible assets		1,010	1,049
Other assets	[1]	309	296
Remaining assets (for which maturities are not applicable)	[2]	2,889	3,143
Total assets		€ 8,191	€ 8,511

[1]	Includes Other assets and Current and Deferred tax assets as presented in the Consolidated statement of financial position.
[2]	Included in remaining assets for which maturities are not applicable are property and equipment, and investments in associates and joint ventures. Due to their nature remaining assets consist mainly of assets expected to be recovered after more than 12 months.
[3]	Includes assets on demand.